Financial Instruments and Risk Management - Carrying values (Details) $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Convertible debenture
Disclosure of nature and extent of risks arising from financial instruments [line items]
Minimum amount of project financing required for maturity as condition two		$ 200,000,000
Cost over-run facility unused		$ 100,000,000
Cash and cash equivalents | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value	$ 121,889		$ 96,941
Marketable securities | FVTPL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value	29,667		949
Receivables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value	525		45
Deposits | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value	6,926		5,083
Accounts payable | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value	37,376		49,259
Gold Stream derivative liability | FVTPL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value	421,902		63,886
Other liabilities | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value	$ 6,335		$ 4,867